Income Taxes (Reconciliation of Federal Statutory Income Tax Rate) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Income before provision for income tax		$ 250	$ 240	$ 212
Federal statutory rate		35.00%
Federal income tax at statutory rate(2)		$ 3
State income taxes net of federal benefit - MarkWest Hydrocarbon		(2)
Provision on income from Class A units(1)	[1]	1
Other		(1)
Provision for income tax		1	$ 1	$ 1
Reportable Legal Entities [Member] | MarkWest Hydrocarbon [Member]
Entity Information [Line Items]
Income before provision for income tax		$ 9
Federal statutory rate		35.00%
Federal income tax at statutory rate(2)		$ 3
State income taxes net of federal benefit - MarkWest Hydrocarbon		0
Provision on income from Class A units(1)	[1]	1
Other		(1)
Provision for income tax		3
Reportable Legal Entities [Member] | Partnership [Member]
Entity Information [Line Items]
Income before provision for income tax		$ 240
Federal statutory rate		0.00%
Federal income tax at statutory rate(2)		$ 0
State income taxes net of federal benefit - MarkWest Hydrocarbon		(2)
Provision on income from Class A units(1)		0
Other		0
Provision for income tax		(2)
Eliminations [Member]
Entity Information [Line Items]
Income before provision for income tax		$ 1
Federal statutory rate		0.00%
Federal income tax at statutory rate(2)		$ 0
State income taxes net of federal benefit - MarkWest Hydrocarbon		0
Provision on income from Class A units(1)		0
Other		0
Provision for income tax		$ 0

[1]	(2) MarkWest Hydrocarbon pays tax on its share of the Partnership’s income or loss as a result of its ownership of Class A units.